12. LONG-TERM PAYABLES (Tables)	12 Months Ended
Dec. 31, 2013
Long-Term Payables Tables
Summary of Long-term borrowings
	December 31,
	2013	2012

Security deposits from customers	$8,955	$—
Amounts due under mortgage financing arrangement, net of current portion	902	—
Net long-term payables	$9,857	$—

Security deposits
	Years Ending December 31,
	2014	2015	2016	Total
Security deposits from customers	$1,050	$7,879	$26	$8,955

Long-term payables from the mortgage financing arrangement
	December 31,
	2013	2012

Total amounts due under mortgage financing arrangement	$2,498	$—
Less: Unrealized interest expense	(160)	—
Net amounts due under mortgage financing arrangement	$2,338	$—
Amounts due under mortgage financing arrangement, current	(1,436)	—
Amounts due under mortgage financing arrangement, non-current	$902	$—

Schedule of future amounts due under the mortgage financing arrangement
	Years Ending December 31,
	2014	2015	Total

Amounts due under mortgage financing arrangement	$1,570	$928	$2,498
Less: Unrealized interest expense	(134)	(26)	(160)
Total amounts due under mortgage financing arrangement	$1,436	$902	$2,338